Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000190386
Shareholder Report [Line Items]
Fund Name	Ninety One Global Franchise Fund
Class Name	I Shares
Trading Symbol	ZGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Ninety One Global Franchise Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.americanbeaconfunds.com/mutual_funds/NinetyOneGlobal.aspx. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	https://www.americanbeaconfunds.com/mutual_funds/NinetyOneGlobal.aspx
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ninety One Global Franchise Fund, I Shares	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Review and outlook: As we approach the closing stretch of 2024, risk-on sentiment has continued to dominate markets. However, with an increasingly uncertain outlook, a market that remains very concentrated, and valuations appearing stretched, we believe a diversified portfolio of quality companies with proven earnings resilience is as important and relevant now as it has ever been. Our holdings are performing well from an earnings and free cash flow perspective, and it is this that drives long-term share price performance.

Performance summary: The Ninety One Global Franchise Fund I Share returned +2.97% over the quarter, lagging the MSCI ACWI, which returned +6.61%, in US dollar terms. Stock selection in IT and communication services detracted at the sector level, offset in part by a lack of exposure to energy and a combination of positioning and stock selection in financials. Lithography equipment maker ASML (5.6%) was a relative detractor amid broader relative weakness for technology stocks. In addition, there were geopolitical rumblings that the US and Netherlands are looking to further restrict China’s access to Western capital equipment. Clinical research company ICON (3.8%) delivered mixed Q2 results, with the revenue guidance midpoint reduced, but the company is operating well, with net new bookings up for the quarter y-o-y. Software company Intuit (4.2%) slipped back, masking a strong fiscal Q4 performance, particularly from QuickBooks. Samsung Electronics (1.5%) drifted lower given weaker sentiment to the broader IT space over the quarter. The company’s results at the end of July were solid with strong growth in memory sales. Microsoft (6.7%) slipped back, on little specific news. At the end of July, Microsoft delivered a decent fiscal Q4 with all the key variables moving in the right direction. More positively, tobacco producer Philip Morris International (5.1%) contributed after raising its forecast for annual profit growth on higher demand for its Zyn nicotine pouches. Cybersecurity company Check Point Software (3.2%) rose after delivering a robust quarter in which billings rose +10% on the prior year, revenue +7% and EPS +8%. Annual guidance was reiterated, and the company also announced Gil’s CEO successor, Nadav Zafrir, well ahead of its previously articulated timeline. Gil is expected to remain heavily involved as Executive Chair. St. James’s Place (1.0%) delivered a credible update, helping alleviate concerns around the new Consumer Duty regulation, charging structure changes and advice provisions. Flows were strong, despite a very challenging environment. Credit rating agency Moody’s (3.6%) reported stellar Q2 results, amid a surge of new issuance fuelled in part by tightening spreads and the impending US election in Q4. Moody’s also upped guidance for FY24 and increased its buyback from $1 billion to $1.3 billion given the extra cash. Not owning NVIDIA (0.0%) also helped relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Ninety One Global Franchise Fund, I Shares - $17741	MSCI ACWI Index (Net) (USD)* - $18549
Dec/17	$10000	$10000
Oct/18	$10198	$9742
Oct/19	$11774	$10968
Oct/20	$12571	$11505
Oct/21	$16952	$15793
Oct/22	$13577	$12641
Oct/23	$14931	$13969
Oct/24	$17741	$18549

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Ninety One Global Franchise Fund, I Shares	18.82%	8.55%	8.67%
MSCI ACWI Index (Net) (USD)*	32.79%	11.08%	9.38%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 357,682,691
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 2,238,037
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$357,682,691	28	$2,238,037	28%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
South Korea	1.4%
China	2.6%
United Kingdom	3.3%
Germany	3.5%
Netherlands	5.5%
Switzerland	5.6%
United States	73.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Visa, Cl A	9.9%
Booking Holdings	6.7%
Microsoft	6.4%
Philip Morris International	5.7%
ASML Holding	5.5%
Autodesk	4.2%
Intuit	4.2%
Alphabet, Cl A	4.1%
Beiersdorf	3.5%
Moody's	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	800-658-5811
Updated Prospectus Web Address	https://www.americanbeaconfunds.com/mutual_funds/NinetyOneGlobal.aspx
C000205130
Shareholder Report [Line Items]
Fund Name	Ninety One Global Franchise Fund
Class Name	A Shares
Trading Symbol	ZGFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about A Shares of the Ninety One Global Franchise Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.americanbeaconfunds.com/mutual_funds/NinetyOneGlobal.aspx. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	https://www.americanbeaconfunds.com/mutual_funds/NinetyOneGlobal.aspx
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ninety One Global Franchise Fund, A Shares	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Review and outlook: As we approach the closing stretch of 2024, risk-on sentiment has continued to dominate markets. However, with an increasingly uncertain outlook, a market that remains very concentrated, and valuations appearing stretched, we believe a diversified portfolio of quality companies with proven earnings resilience is as important and relevant now as it has ever been. Our holdings are performing well from an earnings and free cash flow perspective, and it is this that drives long-term share price performance.

Performance summary: The Ninety One Global Franchise Fund I Share returned +2.97% over the quarter, lagging the MSCI ACWI, which returned +6.61%, in US dollar terms. Stock selection in IT and communication services detracted at the sector level, offset in part by a lack of exposure to energy and a combination of positioning and stock selection in financials. Lithography equipment maker ASML (5.6%) was a relative detractor amid broader relative weakness for technology stocks. In addition, there were geopolitical rumblings that the US and Netherlands are looking to further restrict China’s access to Western capital equipment. Clinical research company ICON (3.8%) delivered mixed Q2 results, with the revenue guidance midpoint reduced, but the company is operating well, with net new bookings up for the quarter y-o-y. Software company Intuit (4.2%) slipped back, masking a strong fiscal Q4 performance, particularly from QuickBooks. Samsung Electronics (1.5%) drifted lower given weaker sentiment to the broader IT space over the quarter. The company’s results at the end of July were solid with strong growth in memory sales. Microsoft (6.7%) slipped back, on little specific news. At the end of July, Microsoft delivered a decent fiscal Q4 with all the key variables moving in the right direction. More positively, tobacco producer Philip Morris International (5.1%) contributed after raising its forecast for annual profit growth on higher demand for its Zyn nicotine pouches. Cybersecurity company Check Point Software (3.2%) rose after delivering a robust quarter in which billings rose +10% on the prior year, revenue +7% and EPS +8%. Annual guidance was reiterated, and the company also announced Gil’s CEO successor, Nadav Zafrir, well ahead of its previously articulated timeline. Gil is expected to remain heavily involved as Executive Chair. St. James’s Place (1.0%) delivered a credible update, helping alleviate concerns around the new Consumer Duty regulation, charging structure changes and advice provisions. Flows were strong, despite a very challenging environment. Credit rating agency Moody’s (3.6%) reported stellar Q2 results, amid a surge of new issuance fuelled in part by tightening spreads and the impending US election in Q4. Moody’s also upped guidance for FY24 and increased its buyback from $1 billion to $1.3 billion given the extra cash. Not owning NVIDIA (0.0%) also helped relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Ninety One Global Franchise Fund, A Shares - $16220	MSCI ACWI Index (Net) (USD)* - $17614
Sep/18	$10000	$10000
Oct/18	$9470	$9251
Oct/19	$10900	$10415
Oct/20	$11613	$10924
Oct/21	$15628	$14997
Oct/22	$12482	$12004
Oct/23	$13696	$13265
Oct/24	$16220	$17614

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Ninety One Global Franchise Fund, A Shares	18.43%	8.28%	8.26%
MSCI ACWI Index (Net) (USD)*	32.79%	11.08%	9.73%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 357,682,691
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 2,238,037
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$357,682,691	28	$2,238,037	28%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
South Korea	1.4%
China	2.6%
United Kingdom	3.3%
Germany	3.5%
Netherlands	5.5%
Switzerland	5.6%
United States	73.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Visa, Cl A	9.9%
Booking Holdings	6.7%
Microsoft	6.4%
Philip Morris International	5.7%
ASML Holding	5.5%
Autodesk	4.2%
Intuit	4.2%
Alphabet, Cl A	4.1%
Beiersdorf	3.5%
Moody's	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	800-658-5811
Updated Prospectus Web Address	https://www.americanbeaconfunds.com/mutual_funds/NinetyOneGlobal.aspx
C000229635
Shareholder Report [Line Items]
Fund Name	Ninety One International Franchise Fund
Class Name	I Shares
Trading Symbol	ZIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Ninety One International Franchise Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.americanbeaconfunds.com/mutual_funds/NinetyOneInternational.aspx. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	https://www.americanbeaconfunds.com/mutual_funds/NinetyOneInternational.aspx
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ninety One International Franchise Fund, I Shares	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Review and outlook: As we approach the closing stretch of 2024, risk-on sentiment has continued to dominate markets. However, with an increasingly uncertain outlook, a market that remains very concentrated, and valuations appearing stretched, we believe a diversified portfolio of quality international companies with proven earnings resilience is as important and relevant now as it has ever been. Our holdings are performing well from an earnings and free cash flow perspective, and it is this that drives long-term share price performance.

Performance summary: The Ninety One International Franchise Fund I Shares returned 6.86% over the quarter, lagging the MSCI ACWI ex-US, which returned +8.06%, in US dollar terms. Stock selection in communication services and consumer staples detracted, offset in part by stock selection in IT and a lack of exposure to energy. Lithography equipment maker ASML (3.1%) was a relative detractor amid broader relative weakness for technology stocks. In addition, there were geopolitical rumblings that the US and Netherlands are looking to further restrict China’s access to Western capital equipment. The company’s order book remains healthy, offering long-term visibility. Clinical research company ICON (3.0%) delivered mixed Q2 results, with the revenue guidance midpoint reduced, but the company is operating well, with net new bookings up for the quarter. Brewer Heineken (2.3%) detracted after taking a 874 million-euro impairment on its stake in in China Resources Beer, reflecting a share price decline, in conjunction with Heineken reporting marginally softer results. However, we still believe Heineken brands are well invested moving forward and positively the weakness in Vietnam is starting to stabilise, the company narrowed the range for its full year operating profit forecast, helping provide greater visibility and the brand continues to take share. Chip maker TSMC (3.9%) got caught up in the rotation out of global tech. The risk of tighter US curbs on chip sales to China have also dampened the bullish momentum towards the company. Recent results were excellent. Not holding Alibaba (0.0%) was a relative detractor. More positively, tobacco producer Philip Morris International (3.0%) contributed after raising its forecast for annual profit growth on higher demand for its Zyn nicotine pouches. Software company SAP (8.2%) reported a 25% rise in cloud revenue growth from a year earlier, helped by demand from corporate customers for AI tools. Its current cloud backlog grew by 28% to 14.8 billion euros. Insurer AIA (1.8%) had a positive quarter, with new business value sustaining strong growth, driven by Hong Kong and China and AIA China launched three new cities in 1H24, seeing robust demand. Not holding Novo Nordisk (0.0%) and Samsung Electronics (0.0%) aided relative returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Ninety One International Franchise Fund, I Shares - $10692	MSCI ACWI Index (Net) (USD)* - $11835	MSCI ACWI ex-USA Index (Net) (USD) - $10395
Aug/21	$10000	$10000	$10000
Oct/21	$9800	$10076	$9911
Oct/22	$7390	$8065	$7460
Oct/23	$8500	$8912	$8361
Oct/24	$10692	$11835	$10395

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Ninety One International Franchise Fund, I Shares	25.78%	2.13%
MSCI ACWI Index (Net) (USD)*	32.79%	5.46%
MSCI ACWI ex-USA Index (Net) (USD)	24.33%	1.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 4,900,535
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,900,535	32	$-	8%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.3%
Australia	2.8%
Japan	2.9%
Ireland	3.0%
China	3.8%
Taiwan	4.5%
Canada	6.2%
Switzerland	6.8%
Netherlands	9.2%
United Kingdom	9.6%
France	11.5%
Germany	14.7%
United States	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SAP	8.9%
Constellation Software	6.2%
Mastercard, Cl A	6.1%
London Stock Exchange Group	5.1%
EssilorLuxottica	5.0%
Taiwan Semiconductor Manufacturing ADR	4.5%
Wolters Kluwer	4.3%
L'Oreal	3.6%
Philip Morris International	3.5%
Alcon	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	800-658-5811
Updated Prospectus Web Address	https://www.americanbeaconfunds.com/mutual_funds/NinetyOneInternational.aspx
C000205962
Shareholder Report [Line Items]
Fund Name	Ninety One Emerging Markets Equity Fund
Class Name	I Shares
Trading Symbol	ZEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Ninety One Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ninetyone.com/en/united-states/funds-strategies/mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-844-426-8721.
Additional Information Phone Number	1-844-426-8721
Additional Information Website	https://ninetyone.com/en/united-states/funds-strategies/mutual-funds/emerging-markets-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ninety One Emerging Markets Equity Fund, I Shares	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Looking forward into 2025, we believe one scenario might simply be that we are at the beginning of a “great normalisation” where we could be leaving an era of pandemics, hyper-active central banks, and elevated geo-political risk behind and looking forward to the sort of environment where stock-pickers can focus on the fundamentals of great businesses with fewer distractions from the macro environment. Any normalisation would be very positive for emerging market equities, but perhaps less so for developed markets which have benefited from a strong tailwind of extremely low interest rates and lax monetary policy for 15 years. Without those tailwinds we believe returns between developed and emerging markets should be more correlated.

The Ninety One Emerging Markets Equity Fund I Shares returned 5.78% over the quarter, and underperformed the MSCI Emerging Markets Index, which returned 8.72%, in US dollar terms, primarily attributed to the momentum reversal earlier in the quarter and the China rally towards the end of the quarter, where sharp inflection points can typically be expected to pose a headwind to our process. The momentum reversal led to investors taking profits in positions that had outperformed previously in the year, namely those in India, the technology sector and certain Asia exporters. Among our Indian holdings that derated, property business Macrotech Developers (0.9%) , defence company Hindustan Aeronautics (0.9%) and Pepsi bottler Varun Beverages (1.0%) were the key detractors.

A reassessment of the enthusiasm for AI resulted in a sell-off in many previous winners in the technology sector, which negatively impacted some of our holdings, particularly in South Korea. Semiconductor names like Samsung Electronics (4.0%) and SK hynix (0%) suffered on growing concern that the memory chip cycle may be peaking. Samsung was further impacted by the lack of an update on Nvidia’s qualification test for its HBM3E chip. In the consumer discretionary sector, South Korean auto maker Kia Corp (1.1%) was not helped by numerous profit warnings elsewhere across the automotive sector. China rerated sharply in the last week of September as the market became more hopeful of the government stimulus supporting the market. We saw trading volume pick up in Chinese onshore and offshore equity markets where liquid, large cap, high beta stocks benefited most. Thus, our underweights in internet companies, such as Alibaba Group (1.1%) and JD.com (0%), negatively impacted.

Offsetting some of the losses, our biggest contributors at the single stock level over the quarter also came from China. Insurers, for example, which have faced severe headwinds during the lumpy China recovery, reacted well, with Ping An (1.8%) and AIA (1.8%) among the leading outperformers. The latter also reported strong results ahead of analyst expectations. Our overweight in Chinese online retailer Meituan (2.6%), along with the overweight in Tencent (5.9%), added value, as it posted strong results and announced a further US$1 billion share buyback plan at the end of August.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Ninety One Emerging Markets Equity Fund, I Shares - $12663	MSCI Emerging Markets Index (Net) (USD)* - $13066
Nov/18	$10000	$10000
Oct/19	$10737	$10776
Oct/20	$11308	$11665
Oct/21	$13344	$13644
Oct/22	$9068	$9411
Oct/23	$9975	$10427
Oct/24	$12663	$13066

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Ninety One Emerging Markets Equity Fund, I Shares	26.95%	3.35%	4.06%
MSCI Emerging Markets Index (Net) (USD)*	25.32%	3.93%	4.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 330,067,484
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,608,378
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$330,067,484	77	$1,608,378	68%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	3.6%
Peru	1.3%
Indonesia	2.1%
Austria	2.5%
United Arab Emirates	3.4%
Mexico	4.4%
Hong Kong	4.6%
South Africa	4.8%
Brazil	5.6%
South Korea	7.7%
India	17.8%
Taiwan	18.9%
China	22.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	11.5%
Tencent Holdings	5.6%
Meituan, Cl B	3.0%
Xiaomi, Cl B	2.8%
Reliance Industries	2.1%
Samsung Electronics	1.9%
Hon Hai Precision Industry	1.9%
Ping An Insurance Group of China, Cl H	1.8%
SK Hynix	1.8%
ICICI Bank	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-426-8721
Updated Prospectus Web Address	https://ninetyone.com/en/united-states/funds-strategies/mutual-funds/emerging-markets-equity-fund
C000205963
Shareholder Report [Line Items]
Fund Name	Ninety One Emerging Markets Equity Fund
Class Name	A Shares
Trading Symbol	ZEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about A Shares of the Ninety One Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ninetyone.com/en/united-states/funds-strategies/mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-844-426-8721.
Additional Information Phone Number	1-844-426-8721
Additional Information Website	https://ninetyone.com/en/united-states/funds-strategies/mutual-funds/emerging-markets-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ninety One Emerging Markets Equity Fund, A Shares	$125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Looking forward into 2025, we believe one scenario might simply be that we are at the beginning of a “great normalisation” where we could be leaving an era of pandemics, hyper-active central banks, and elevated geo-political risk behind and looking forward to the sort of environment where stock-pickers can focus on the fundamentals of great businesses with fewer distractions from the macro environment. Any normalisation would be very positive for emerging market equities, but perhaps less so for developed markets which have benefited from a strong tailwind of extremely low interest rates and lax monetary policy for 15 years. Without those tailwinds we believe returns between developed and emerging markets should be more correlated.

The Ninety One Emerging Markets Equity Fund I Shares returned 5.78% over the quarter, and underperformed the MSCI Emerging Markets Index, which returned 8.72%, in US dollar terms, primarily attributed to the momentum reversal earlier in the quarter and the China rally towards the end of the quarter, where sharp inflection points can typically be expected to pose a headwind to our process. The momentum reversal led to investors taking profits in positions that had outperformed previously in the year, namely those in India, the technology sector and certain Asia exporters. Among our Indian holdings that derated, property business Macrotech Developers (0.9%) , defence company Hindustan Aeronautics (0.9%) and Pepsi bottler Varun Beverages (1.0%) were the key detractors.

A reassessment of the enthusiasm for AI resulted in a sell-off in many previous winners in the technology sector, which negatively impacted some of our holdings, particularly in South Korea. Semiconductor names like Samsung Electronics (4.0%) and SK hynix (0%) suffered on growing concern that the memory chip cycle may be peaking. Samsung was further impacted by the lack of an update on Nvidia’s qualification test for its HBM3E chip. In the consumer discretionary sector, South Korean auto maker Kia Corp (1.1%) was not helped by numerous profit warnings elsewhere across the automotive sector. China rerated sharply in the last week of September as the market became more hopeful of the government stimulus supporting the market. We saw trading volume pick up in Chinese onshore and offshore equity markets where liquid, large cap, high beta stocks benefited most. Thus, our underweights in internet companies, such as Alibaba Group (1.1%) and JD.com (0%), negatively impacted.

Offsetting some of the losses, our biggest contributors at the single stock level over the quarter also came from China. Insurers, for example, which have faced severe headwinds during the lumpy China recovery, reacted well, with Ping An (1.8%) and AIA (1.8%) among the leading outperformers. The latter also reported strong results ahead of analyst expectations. Our overweight in Chinese online retailer Meituan (2.6%), along with the overweight in Tencent (5.9%), added value, as it posted strong results and announced a further US$1 billion share buyback plan at the end of August.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Ninety One Emerging Markets Equity Fund, A Shares - $12512	MSCI Emerging Markets Index (Net) (USD)* - $13066
Nov/18	$10000	$10000
Oct/19	$10714	$10776
Oct/20	$11260	$11665
Oct/21	$13253	$13644
Oct/22	$8983	$9411
Oct/23	$9867	$10427
Oct/24	$12512	$13066

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Ninety One Emerging Markets Equity Fund, A Shares	26.80%	3.15%	3.85%
MSCI Emerging Markets Index (Net) (USD)*	25.32%	3.93%	4.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 330,067,484
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,608,378
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$330,067,484	77	$1,608,378	68%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	3.6%
Peru	1.3%
Indonesia	2.1%
Austria	2.5%
United Arab Emirates	3.4%
Mexico	4.4%
Hong Kong	4.6%
South Africa	4.8%
Brazil	5.6%
South Korea	7.7%
India	17.8%
Taiwan	18.9%
China	22.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	11.5%
Tencent Holdings	5.6%
Meituan, Cl B	3.0%
Xiaomi, Cl B	2.8%
Reliance Industries	2.1%
Samsung Electronics	1.9%
Hon Hai Precision Industry	1.9%
Ping An Insurance Group of China, Cl H	1.8%
SK Hynix	1.8%
ICICI Bank	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-426-8721
Updated Prospectus Web Address	https://ninetyone.com/en/united-states/funds-strategies/mutual-funds/emerging-markets-equity-fund